Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total		Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Increase (decrease) due to changes in accounting policy required by IFRSs	[1]	Increase (decrease) due to changes in accounting policy required by IFRSs Retained earnings	[1]
Balance at beginning of period (in shares) at Dec. 31, 2020	79,000,952
Balance at beginning of period at Dec. 31, 2020	€ 155,976,000		€ 3,950,048	€ 372,130,982	€ (156,476,000)	€ 355,000	€ (63,984,000)	€ 1,054,000		€ 1,054,000
Net loss	(52,809,000)	[2]					(52,809,000)
Actuarial losses on defined benefit obligations	584,000					584,000
Foreign currency translation loss	(483,000)				0	(483,000)
Total comprehensive income (loss)	(52,708,000)				0	101,000	(52,809,000)
Allocation of prior period loss	€ 0				(63,984,000)		63,984,000
Exercise and subscription of equity instruments (in shares)	555,770
Exercise and subscription of equity instruments	€ 499,000		28,000	471,000
Increase capital, net	0
Share-based payment	€ 2,617,000			2,617,000
Balance at end of period (in shares) at Dec. 31, 2021	79,556,722
Balance at end of period at Dec. 31, 2021	€ 107,440,000		3,977,836	375,219,667	(219,404,000)	456,000	(52,809,000)
Net loss	(58,103,000)						(58,103,000)
Actuarial losses on defined benefit obligations	790,000					790,000
Foreign currency translation loss	(428,000)					(428,000)
Total comprehensive income (loss)	(57,741,000)					362,000	(58,103,000)
Allocation of prior period loss	€ 0				(52,809,000)		52,809,000
Exercise and subscription of equity instruments (in shares)	669,442
Exercise and subscription of equity instruments	€ 202,000		34,000	168,000
Increase capital, net	0
Share-based payment	€ 4,249,000			4,249,000
Balance at end of period (in shares) at Dec. 31, 2022	80,226,164
Balance at end of period at Dec. 31, 2022	€ 54,151,000		4,011,308	379,636,744	(272,213,000)	819,000	(58,103,000)
Net loss	(7,570,000)						(7,570,000)
Actuarial losses on defined benefit obligations	394,000					394,000
Foreign currency translation loss	276,000				994,000	(718,000)
Total comprehensive income (loss)	(6,900,000)				994,000	(324,000)	(7,570,000)
Allocation of prior period loss	€ 0				(58,103,000)		58,103,000
Exercise and subscription of equity instruments (in shares)	648,489
Exercise and subscription of equity instruments	€ 395,000		32,000	363,000
Increase capital, net	0
Share-based payment	€ 4,256,000			4,256,000
Balance at end of period (in shares) at Dec. 31, 2023	80,874,653
Balance at end of period at Dec. 31, 2023	€ 51,901,000		€ 4,044,000	€ 384,255,036	€ (329,323,000)	€ 495,000	€ (7,570,000)

[1]	This restatement represents the impact of the change in accounting method following the IFRIC (International Financial Reporting Interpretations Committee) opinion validated by the IAS Board in June 2021, according to which the method for measuring the obligations of certain retirement benefit plans must be modified. The details of this change in method are presented in note 10.
[2]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.